Significant Accounting Policies - Summary of Revenue Recognized Over Time Versus at Point in Time (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022
Disclosure of detailed information about financial instruments [line items]
Revenue	$ 24,518	$ 20,665	$ 19,364
Point-in-Time
Disclosure of detailed information about financial instruments [line items]
Revenue	22,235	18,677	17,356
Over Time
Disclosure of detailed information about financial instruments [line items]
Revenue	$ 2,283	$ 1,988	$ 2,008